Schedule of foreign currency exchange rate translation (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
SGD: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period-end exchange rate	1.2757	1.3606
Year ended-average exchange rate	1.3183		1.3492
MYR: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period-end exchange rate	4.2285	4.4650
Year ended-average exchange rate	4.3448		4.7352
VND: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period-end exchange rate	26,094.94	25,484.98
Year ended-average exchange rate	25,713.48		24,974.66
INR: US$1 exchange rate [Memmber]
Intra-Entity Foreign Currency Balance [Line Items]
As of period-end exchange rate	85.5081	85.4781
Year ended-average exchange rate	85.9449		83.2755
THB: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period-end exchange rate	32.5549	34.1887
Year ended-average exchange rate	33.3925		36.3147
AUD: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period-end exchange rate	1.5309	1.6075
Year ended-average exchange rate	1.5754		1.5240
RMB: US$1 exchange rate [Member]
Intra-Entity Foreign Currency Balance [Line Items]
As of period-end exchange rate	7.1714	7.2988
Year ended-average exchange rate	7.2277		7.2055